Schedule of Investments ─ IQ Candriam ESG U.S. Large Cap Equity ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Communication Services — 8.5%
Activision Blizzard, Inc.	12,567	$1,004,732
Alphabet, Inc., Class A*	93,200	10,841,024
Alphabet, Inc., Class C*	83,940	9,790,762
AT&T, Inc.	110,419	2,073,669
Comcast Corp., Class A	74,487	2,794,752
Electronic Arts, Inc.	4,637	608,513
IAC/InterActiveCorp*	1,204	82,474
Live Nation Entertainment, Inc.*	2,487	233,753
Omnicom Group, Inc.	3,384	236,338
Pinterest, Inc., Class A*	8,779	171,015
ROBLOX Corp., Class A*(a)	4,570	196,190
Roku, Inc.*(a)	1,965	128,747
Snap, Inc., Class A*	17,000	167,960
Take-Two Interactive Software, Inc.*	1,890	250,860
Twitter, Inc.*	10,875	452,509
Verizon Communications, Inc.	65,196	3,011,403
Walt Disney Co. (The)*	30,153	3,199,233
Warner Music Group Corp., Class A	1,938	58,140
ZoomInfo Technologies, Inc.*	4,239	160,616

Total Communication Services		35,462,690

Consumer Discretionary — 15.2%
Advance Auto Parts, Inc.	1,005	194,588
Amazon.com, Inc.*	144,673	19,523,621
Aptiv PLC*	4,461	467,914
AutoZone, Inc.*	329	703,201
Best Buy Co., Inc.	3,301	254,144
Booking Holdings, Inc.*	675	1,306,591
Burlington Stores, Inc.*	1,089	153,691
CarMax, Inc.*(a)	2,656	264,378
Chipotle Mexican Grill, Inc.*	442	691,385
Coupang, Inc.*	13,248	229,058
Dollar General Corp.	3,767	935,836
Dollar Tree, Inc.*	3,664	605,879
Domino's Pizza, Inc.	590	231,345
DoorDash, Inc., Class A*	2,995	208,901
eBay, Inc.	9,331	453,767
Etsy, Inc.*	2,090	216,775
Ford Motor Co.	65,026	955,232
Genuine Parts Co.	2,293	350,531
Hasbro, Inc.	2,151	169,327
Hilton Worldwide Holdings, Inc.	4,543	581,822
Home Depot, Inc. (The)	17,145	5,159,616
LKQ Corp.	4,032	221,115
Lowe's Cos., Inc.	10,931	2,093,614
Lululemon Athletica, Inc.*	1,950	605,495
Marriott International, Inc., Class A	4,619	733,590
McDonald's Corp.	12,321	3,244,982
MercadoLibre, Inc.*	801	651,782
Newell Brands, Inc.	6,304	127,404
NIKE, Inc., Class B	20,759	2,385,624
NVR, Inc.*	54	237,227
Ross Stores, Inc.	5,708	463,832
Royal Caribbean Cruises Ltd.*	3,582	138,659
Starbucks Corp.	19,030	1,613,363
Target Corp.	7,639	1,248,060
Tesla, Inc.*	13,985	12,466,928
TJX Cos., Inc. (The)	18,170	1,111,277
Tractor Supply Co.	1,853	354,812
Ulta Beauty, Inc.*	849	330,185
Vail Resorts, Inc.	665	157,692
VF Corp.	5,779	258,206
Whirlpool Corp.	960	165,955
Yum China Holdings, Inc.	6,744	328,500
Yum! Brands, Inc.	4,745	581,452

Total Consumer Discretionary		63,177,356

Consumer Staples — 7.7%
Archer-Daniels-Midland Co.	9,267	767,030
Campbell Soup Co.	3,339	164,780
Church & Dwight Co., Inc.	4,017	353,375
Clorox Co. (The)	2,026	287,368
Coca-Cola Co. (The)	64,409	4,133,125
Colgate-Palmolive Co.	13,906	1,094,958
Conagra Brands, Inc.	7,781	266,188
Costco Wholesale Corp.	7,326	3,965,564
Estee Lauder Cos., Inc. (The), Class A	3,546	968,413
General Mills, Inc.	9,956	744,609
Hershey Co. (The)	2,411	549,612
Hormel Foods Corp.	4,695	231,651
J M Smucker Co. (The)	1,699	224,812
Kellogg Co.	4,269	315,564
Keurig Dr Pepper, Inc.	14,178	549,256
Kimberly-Clark Corp.	5,576	734,861
Kraft Heinz Co. (The)	11,395	419,678
Kroger Co. (The)	10,860	504,338
McCormick & Co., Inc.	4,101	358,222
Mondelez International, Inc., Class A	22,728	1,455,501
PepsiCo, Inc.	22,886	4,004,135
Procter & Gamble Co. (The)	39,691	5,513,477
Sysco Corp.	8,373	710,868
Walgreens Boots Alliance, Inc.	11,813	468,031
Walmart, Inc.	23,734	3,134,075

Total Consumer Staples		31,919,491

Energy — 1.2%
Cheniere Energy, Inc.	3,759	562,271
Halliburton Co.	13,751	402,904
Kinder Morgan, Inc.	32,893	591,745
Marathon Petroleum Corp.	9,225	845,564
ONEOK, Inc.	7,350	439,089
Phillips 66	7,951	707,639
Valero Energy Corp.	6,763	749,138
Williams Cos., Inc. (The)	20,111	685,584

Total Energy		4,983,934

Financials — 8.4%
Alleghany Corp.*	215	180,058
Allstate Corp. (The)	4,515	528,119
Ally Financial, Inc.	5,435	179,735
American Express Co.	9,242	1,423,453
American International Group, Inc.	13,340	690,612
Ameriprise Financial, Inc.	1,826	492,874
Annaly Capital Management, Inc.	24,109	165,870
Arch Capital Group Ltd.*	6,064	269,242
Arthur J Gallagher & Co.	3,438	615,368
Bank of America Corp.	116,384	3,934,943
Bank of New York Mellon Corp. (The)	12,061	524,171
Blackstone, Inc.	11,486	1,172,376
Capital One Financial Corp.	6,608	725,757
Cboe Global Markets, Inc.	1,742	214,928
Chubb Ltd.	6,042	1,139,763

Schedule of Investments ─ IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Cincinnati Financial Corp.	2,552	$248,412
Citigroup, Inc.	32,604	1,692,148
Citizens Financial Group, Inc.	8,165	310,025
CME Group, Inc.	5,879	1,172,743
Discover Financial Services	4,592	463,792
Everest Re Group Ltd.	725	189,479
Fifth Third Bancorp	11,211	382,519
First Republic Bank	2,944	479,018
Franklin Resources, Inc.	4,828	132,529
Hartford Financial Services Group, Inc. (The)	5,453	351,555
Huntington Bancshares, Inc.	23,556	313,059
Intercontinental Exchange, Inc.	9,196	937,900
KeyCorp	15,187	277,922
Markel Corp.*	218	282,776
Marsh & McLennan Cos., Inc.	8,305	1,361,688
MetLife, Inc.	10,322	652,866
Moody's Corp.	2,647	821,232
Morgan Stanley	22,614	1,906,360
Nasdaq, Inc.	1,879	339,911
Northern Trust Corp.	3,294	328,675
PNC Financial Services Group, Inc. (The)	6,900	1,144,986
Principal Financial Group, Inc.	4,155	278,136
Progressive Corp. (The)	9,664	1,111,940
Prudential Financial, Inc.	6,228	622,738
Raymond James Financial, Inc.	3,082	303,484
Regions Financial Corp.	15,449	327,210
S&P Global, Inc.	5,740	2,163,578
SVB Financial Group*	964	389,022
Synchrony Financial	8,346	279,424
Travelers Cos., Inc. (The)	3,959	628,293
Truist Financial Corp.	21,963	1,108,473
US Bancorp	21,986	1,037,739
Willis Towers Watson PLC	1,851	383,046

Total Financials		34,679,947

Health Care — 9.1%
ABIOMED, Inc.*	737	215,948
Agilent Technologies, Inc.	4,958	664,868
Alnylam Pharmaceuticals, Inc.*	1,989	282,518
Amgen, Inc.	8,831	2,185,408
Avantor, Inc.*	9,086	263,676
Baxter International, Inc.	8,288	486,174
Biogen, Inc.*	2,417	519,800
Bristol-Myers Squibb Co.	34,971	2,580,160
Cardinal Health, Inc.	4,569	272,130
Catalent, Inc.*	2,803	317,019
Cigna Corp.	5,300	1,459,408
Cooper Cos., Inc. (The)	810	264,870
Danaher Corp.	10,773	3,140,006
DaVita, Inc.*	937	78,858
DENTSPLY SIRONA, Inc.	3,553	128,477
Dexcom, Inc.*	6,455	529,826
Edwards Lifesciences Corp.*	10,216	1,027,117
Elevance Health, Inc.	3,993	1,905,060
Eli Lilly & Co.	13,999	4,615,330
Exact Sciences Corp.*	2,860	128,986
Gilead Sciences, Inc.	20,772	1,241,127
HCA Healthcare, Inc.	3,809	809,108
Hologic, Inc.*	4,112	293,515
Horizon Therapeutics PLC*	3,761	312,050
Humana, Inc.	2,074	999,668
IDEXX Laboratories, Inc.*	1,382	551,667
Illumina, Inc.*	2,596	562,501
Incyte Corp.*	3,027	235,137
Intuitive Surgical, Inc.*	5,926	1,363,987
IQVIA Holdings, Inc.*	3,104	745,798
Jazz Pharmaceuticals PLC*	993	154,968
Laboratory Corp. of America Holdings	1,539	403,510
Merck & Co., Inc.	41,733	3,728,426
Mettler-Toledo International, Inc.*	370	499,400
Organon & Co.	4,160	131,955
Quest Diagnostics, Inc.	1,940	264,946
ResMed, Inc.	2,404	578,210
STERIS PLC	1,648	371,871
Teladoc Health, Inc.*(a)	2,408	88,735
Vertex Pharmaceuticals, Inc.*	4,226	1,185,013
Waters Corp.*	999	363,666
West Pharmaceutical Services, Inc.	1,224	420,518
Zoetis, Inc.	7,768	1,418,048

Total Health Care		37,789,463

Industrials — 5.4%
3M Co.	9,425	1,350,037
A O Smith Corp.	2,158	136,537
Carrier Global Corp.	14,031	568,676
CH Robinson Worldwide, Inc.	2,094	231,806
Cintas Corp.	1,426	606,749
CSX Corp.	36,015	1,164,365
Deere & Co.	4,640	1,592,355
Dover Corp.	2,379	318,025
Eaton Corp. PLC	6,591	978,039
Equifax, Inc.	2,025	423,043
Expeditors International of Washington, Inc.	2,760	293,250
FedEx Corp.	3,968	924,901
Fortive Corp.	5,421	349,383
Fortune Brands Home & Security, Inc.	2,181	151,972
Illinois Tool Works, Inc.	4,652	966,500
Ingersoll Rand, Inc.	6,730	335,154
JB Hunt Transport Services, Inc.	1,381	253,096
Johnson Controls International PLC	11,606	625,679
Masco Corp.	3,903	216,148
Norfolk Southern Corp.	4,290	1,077,519
Otis Worldwide Corp.	7,006	547,659
Parker-Hannifin Corp.	2,120	612,871
Republic Services, Inc.	3,408	472,553
Rockwell Automation, Inc.	1,924	491,159
Snap-on, Inc.	866	194,027
Stanley Black & Decker, Inc.	2,686	261,428
Trane Technologies PLC	3,847	565,471
TransUnion	3,175	251,555
Union Pacific Corp.	10,384	2,360,283
United Parcel Service, Inc., Class B	12,148	2,367,524
United Rentals, Inc.*	1,191	384,300
Verisk Analytics, Inc.	2,440	464,210
Westinghouse Air Brake Technologies Corp.	2,885	269,661
WW Grainger, Inc.	757	411,452
Xylem, Inc.	2,972	273,513

Total Industrials		22,490,900

Information Technology — 36.8%
Accenture PLC, Class A	10,279	3,148,047
Adobe, Inc.*	7,319	3,001,668
Advanced Micro Devices, Inc.*	25,063	2,367,702
Akamai Technologies, Inc.*	2,454	236,124

Schedule of Investments ─ IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Analog Devices, Inc.	8,100	$1,392,876
ANSYS, Inc.*	1,343	374,684
Apple, Inc.	253,277	41,160,045
Applied Materials, Inc.	14,590	1,546,248
Arista Networks, Inc.*	3,671	428,149
Autodesk, Inc.*	3,368	728,566
Automatic Data Processing, Inc.	6,517	1,571,379
Bill.com Holdings, Inc.*	1,501	202,755
Block, Inc.*	7,958	605,285
Broadcom, Inc.	6,106	3,269,641
Broadridge Financial Solutions, Inc.	1,798	288,669
Cadence Design Systems, Inc.*	4,262	793,073
CDW Corp.	2,073	376,312
Cisco Systems, Inc.	59,044	2,678,826
Citrix Systems, Inc.	1,933	196,026
Cognizant Technology Solutions Corp., Class A	8,125	552,175
Crowdstrike Holdings, Inc., Class A*	3,165	581,094
Datadog, Inc., Class A*	3,919	399,777
Dell Technologies, Inc., Class C	4,292	193,397
DocuSign, Inc.*	2,995	191,620
Enphase Energy, Inc.*	1,909	542,500
EPAM Systems, Inc.*	854	298,259
F5, Inc.*	939	157,151
Fidelity National Information Services, Inc.	9,244	944,367
Fiserv, Inc.*	9,804	1,036,087
FleetCor Technologies, Inc.*	1,252	275,553
Fortinet, Inc.*	10,594	631,932
Gartner, Inc.*	1,241	329,461
Global Payments, Inc.	4,340	530,869
Hewlett Packard Enterprise Co.	20,134	286,708
HP, Inc.	16,338	545,526
HubSpot, Inc.*	699	215,292
Intel Corp.	63,490	2,305,322
International Business Machines Corp.	13,952	1,824,782
Intuit, Inc.	4,270	1,947,846
Keysight Technologies, Inc.*	2,807	456,418
KLA Corp.	2,330	893,648
Lam Research Corp.	2,162	1,082,103
Marvell Technology, Inc.	13,060	727,181
Mastercard, Inc., Class A	14,252	5,042,215
Micron Technology, Inc.	17,307	1,070,611
Microsoft Corp.	114,733	32,210,142
MongoDB, Inc.*	980	306,221
Motorola Solutions, Inc.	2,591	618,187
NetApp, Inc.	3,446	245,803
NortonLifeLock, Inc.	8,731	214,171
NVIDIA Corp.	43,653	7,928,694
Okta, Inc.*	2,267	223,186
Palo Alto Networks, Inc.*	1,490	743,659
Paycom Software, Inc.*	795	262,740
PayPal Holdings, Inc.*	19,226	1,663,626
QUALCOMM, Inc.	17,479	2,535,504
Qualtrics International, Inc., Class A*	1,439	18,347
RingCentral, Inc., Class A*	1,283	63,496
Roper Technologies, Inc.	1,633	713,082
Salesforce, Inc.*	14,872	2,736,745
Seagate Technology Holdings PLC	3,174	253,856
ServiceNow, Inc.*	3,100	1,384,646
Skyworks Solutions, Inc.	2,502	272,418
Splunk, Inc.*	2,474	257,073
Synopsys, Inc.*	2,365	869,137
TE Connectivity Ltd.	5,045	674,668
Teradyne, Inc.	2,499	252,124
Texas Instruments, Inc.	14,327	2,562,957
Trimble, Inc.*	3,881	269,458
Twilio, Inc., Class A*	2,620	222,176
VeriSign, Inc.*	1,487	281,281
Visa, Inc., Class A(a)	27,332	5,797,390
VMware, Inc., Class A	3,229	375,210
Western Digital Corp.*	4,737	232,587
Workday, Inc., Class A*	3,003	465,765
Zebra Technologies Corp., Class A*	813	290,802

Total Information Technology		152,373,120

Materials — 2.4%
Air Products and Chemicals, Inc.	3,661	908,770
Albemarle Corp.	1,936	472,984
Ball Corp.	5,283	387,878
DuPont de Nemours, Inc.	7,712	472,206
Ecolab, Inc.	4,213	695,861
International Flavors & Fragrances, Inc.	4,218	523,243
Linde PLC	8,268	2,496,936
LyondellBasell Industries NV, Class A	4,250	378,760
Martin Marietta Materials, Inc.	1,025	360,882
Mosaic Co. (The)	5,952	313,432
Newmont Corp.	13,113	593,757
Packaging Corp. of America	1,525	214,430
PPG Industries, Inc.	3,906	505,007
Sherwin-Williams Co. (The)	3,959	957,841
Vulcan Materials Co.	2,155	356,286
Westrock Co.	4,295	181,936

Total Materials		9,820,209

Real Estate — 3.7%
Alexandria Real Estate Equities, Inc.	2,672	442,964
American Tower Corp.	7,540	2,042,058
AvalonBay Communities, Inc.	2,278	487,355
Boston Properties, Inc.	2,366	215,685
CBRE Group, Inc., Class A*	5,268	451,046
Crown Castle International Corp.	7,140	1,289,912
Digital Realty Trust, Inc.	4,711	623,972
Duke Realty Corp.	6,335	396,318
Equinix, Inc.	1,495	1,052,091
Equity Residential	6,035	473,084
Essex Property Trust, Inc.	1,075	308,020
Extra Space Storage, Inc.	2,189	414,859
Healthpeak Properties, Inc.	8,909	246,156
Host Hotels & Resorts, Inc.	11,698	208,341
Invitation Homes, Inc.	10,055	392,447
Iron Mountain, Inc.	4,769	231,249
Mid-America Apartment Communities, Inc.	1,901	353,073
Prologis, Inc.	12,220	1,619,883
Public Storage	2,509	818,963
Realty Income Corp.	9,888	731,613
Simon Property Group, Inc.	5,402	586,873
UDR, Inc.	5,361	259,472
Ventas, Inc.	6,586	354,195
Welltower, Inc.	7,505	647,982
Weyerhaeuser Co.	12,347	448,443
WP Carey, Inc.	3,121	278,705

Total Real Estate		15,374,759

Schedule of Investments ─ IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities — 1.3%
American Water Works Co., Inc.	3,005	$467,097
Avangrid, Inc.(a)	1,166	56,819
Consolidated Edison, Inc.	5,865	582,219
Edison International	6,309	427,561
Eversource Energy	5,652	498,619
NextEra Energy, Inc.	32,486	2,744,742
Public Service Enterprise Group, Inc.	8,306	545,455

Total Utilities		5,322,512

Total Common Stocks
(Cost $383,857,391)		413,394,381

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)
(Cost $758,518)	758,518	758,518

Total Investments — 99.9%
(Cost $384,615,909)		414,152,899
Other Assets and Liabilities, Net — 0.1%		313,057
Net Assets — 100.0%		$414,465,956

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,395,549; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $6,542,617.
(b)	Reflects the 1-day yield at July 31, 2022.

Schedule of Investments ─ IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$413,394,381	$–	$–	$413,394,381
Short-Term Investment:
Money Market Fund	758,518	–	–	758,518
Total Investments in Securities	$414,152,899	$–	$–	$414,152,899

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.